Summary of Changes in Long Term Borrowings (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of long term debt [Line Items]
Beginning balance	$ 917,678	$ 1,088,257
Changes from financing cash flows:
Proceeds From Senior Credit Facility	27,978	162,649
Acquired long-term debt		60,387
Repayment of long-term debt		(50,690)
Repayment of unsecured senior notes	155,682	99,950
Repayment of Senior Credit Facility	10,981	222,216
Repayment of Real Estate Credit Facility	37,656	2,381
Gain on repurchase of unsecured senior notes	0	(137)
Amortization of debt issue costs	3,090	3,210
Reclassification of loan commitment fees	(1,594)
Foreign exchange	69,636	(21,451)
Current		2,848
Long-term	812,469	914,830
Ending balance	812,469	917,678
Senior Credit Facility [Member]
Disclosure of long term debt [Line Items]
Beginning balance		59,620
Changes from financing cash flows:
Proceeds From Senior Credit Facility	27,978	162,649
Repayment of Senior Credit Facility	10,981	222,216
Foreign exchange	255	(53)
Long-term	17,252
Ending balance	17,252
Unsecured Senior Notes [Member]
Disclosure of long term debt [Line Items]
Beginning balance	892,000	1,013,229
Changes from financing cash flows:
Repayment of unsecured senior notes	155,682	99,950
Gain on repurchase of unsecured senior notes		(137)
Foreign exchange	68,772	(21,142)
Long-term	805,090	892,000
Ending balance	805,090	892,000
Canadian Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Beginning balance	25,933	17,667
Changes from financing cash flows:
Acquired long-term debt		9,697
Repayment of Real Estate Credit Facility	25,933	1,431
Current		1,915
Long-term		24,018
Ending balance		25,933
U.S. Real Estate Credit Facility [Member]
Disclosure of long term debt [Line Items]
Beginning balance	11,114	12,322
Changes from financing cash flows:
Repayment of Real Estate Credit Facility	11,723	950
Foreign exchange	609	(258)
Current		933
Long-term		10,181
Ending balance		11,114
CWC Syndicated Loan [Member]
Changes from financing cash flows:
Acquired long-term debt		50,690
Repayment of long-term debt		(50,690)
Debt Issue Costs and Original Issue Discount [Member]
Disclosure of long term debt [Line Items]
Beginning balance	(11,369)	(14,581)
Changes from financing cash flows:
Amortization of debt issue costs	3,090	3,210
Reclassification of loan commitment fees	(1,594)
Foreign exchange		2
Long-term	(9,873)	(11,369)
Ending balance	$ (9,873)	$ (11,369)